Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,676,823,128.91
Previously Paid Amount	0.00
Total Fee Amount	145,883.62
Total Offset Amount	0.00
Net Fee	145,883.62
Narrative - Max Aggregate Offering Price	$ 1,676,823,128.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true